SUPPLEMENT DATED OCTOBER 27, 2025
TO THE PROSPECTUS AND INITIAL SUMMARY PROSPECTUS, EACH DATED APRIL 28, 2025

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
Fixed and Variable Deferred Annuity Contracts
Potentia
®

This supplement updates certain information in the above referenced prospectus and initial summary prospectus (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A—Funds Available Under the Contract (“Appendix A”), remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus. The Prospectus is revised as follows:
In the “
Important Information You Should Consider About the Contract
” section, the following changes are made:

•
In the “
Ongoing Fees and Expenses (annual charges)
” section of the “
FEES AND EXPENSES
” table, the minimum fee for Investment Options is 0.21% and the Lowest Cost is $1,688. Additionally, the maximum fee for Investment Options is 1.02% and the Highest Annual Cost is $2,501.

In the “
Fee Tables
” section in the prospectus and the “
Additional Information About Fees
” section in the initial summary prospectus, the following changes are made:

•	In the “ Annual Fund Expenses ” table, the minimum Annual Fund Expenses is 0.21% and the maximum Annual Fund Expenses is 1.02%.
•	In the “ Footnotes to the Fee Tables ” the Mutual Fund with the highest total annual fund operating expense is the Emerging Economies Fund.
•	In the “ Examples ” section, the following replaces the most expensive expense examples:
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$2,501	$7,698	$13,164	$28,102
(2) If you annuitize your Contract or you do
not
surrender your Contract:

1 Year	3 Years	5 Years	10 Years

$2,501	$7,698	$13,164	$28,102
The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$1,688	$5,237	$9,032	$19,704
(2) If you annuitize your Contract or you do
not
surrender your Contract:

1 Year	3 Years	5 Years	10 Years

$1,688	$5,237	$9,032	$19,704

The following table replaces the current table in its entirety in
Appendix
A:

Type	Fund – Share Class Adviser/Sub-Adviser 1	Current Expenses	Platform Charge 4	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Capital Appreciation Fund 2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.63%	16.89%	13.64%
	Growth Fund 2, 3 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC	0.61%	None	0.61%	15.84%	14.44%	13.99%
	Large Cap Core Fund 2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPM	0.72%	None	0.72%	6.55%	12.89%	12.75%
	Stock Index Fund 2, 3 Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	13.17%	15.59%	12.50%
	Systematic Core Fund 2, 3 Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P.	0.64%	None	0.64%	11.71%%	14.80%	12.00%
Domestic Mid- Cap Equity	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	1.60%	12.49%	8.35%
	Mid Cap Strategic Growth Fund 2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	13.34%	13.15%	11.91%
Domestic Small- Cap Equity	Small Cap Growth Fund 2, 3 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.89%	None	0.89%	2.41%	3.97%	8.86%
	Small Cap Index Fund 2, 3 Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	0.73%	9.22%	6.32%
Global Equity (International and Domestic)	International Socially Responsible Fund 2, 3 Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	11.22%	10.60%	7.42%
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	11.67%	7.03%	3.70%
Specialty	Science & Technology Fund 2, 3 Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.90%	None	0.90%	16.20%	15.03%	16.65%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 3 Adviser: VALIC Sub-Adviser: JPMIM	0.11%	None	0.11%	10.55%	10.88%	7.50%
	Conservative Allocation Lifestyle Fund 2, 3 Adviser: VALIC Sub-Adviser: JPMIM	0.13%	None	10.13%	7.73%	5.68%	4.46%
	Moderate Allocation Lifestyle Fund 2, 3 Adviser: VALIC Sub-Adviser: JPMIM	0.10%	None	0.10%	9.14%	8.79%	6.49%

Type	Fund – Share Class Adviser/Sub-Adviser 1	Current Expenses	Platform Charge 4	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	5.68%	-0.23%	1.70%
	Goldman Sachs VIT Government Money Market Fund 3 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.16%	2.42%	1.70%
You should read the Fund prospectus for more detailed information about the Fund. The Fund prospectus may be obtained by visiting our website at
https://www.corebridgefinancial.com/rs/prospectus-and-reports/annuities or by calling us at
1-800-448-2542.

Please keep this supplement with your Prospectus.